FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        February 22, 1996




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Municipal Trust (the trust):

             Fidelity Michigan Municipal Income Fund
             Fidelity Minnesota Municipal Income Fund
             Fidelity Ohio Municipal Income Fund
             Fidelity Aggressive Municipal Fund
             Fidelity Insured Municipal Income Fund
             Fidelity Municipal Bond Fund
             Spartan Pennsylvania Municipal Income Fund (the funds)

             File No. 2-55725 and 811-2720

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary